Share-based payments (Tables)	6 Months Ended
Jun. 30, 2021
Share-based payments
Schedule of parameters used in relation to the new grants

Stock options granted in	April 2021
Number of options granted		67,833
Fair value of options (in USD) (*)		$98.96 - 154.88
Share price (in USD) (*)		$248.90 - 283.67
Exercise price (in USD) (*)		$275.33
Expected volatility	%	54.24 - 60.01
Expected option life (in years)		4 - 6.50
Risk‑free interest rate	%	(0.41) - (0.08)
Expected dividends		—

(*) amounts have been converted to US dollar at the closing rate of grant date